UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

Destra International & Event-Driven Credit Fund

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Destra International & Event-Driven Credit Fund

Semi-Annual Report

March 31, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.destracapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), through the Fund’s transfer agent by calling the Fund toll-free at 844-9DESTRA (933-7872), or if you are a direct investor, by enrolling at www.destracapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call toll-free at 844-9DESTRA (933-7872) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Destra Fund Complex if you invest directly with the Fund.

Table of Contents

Schedule of Investments	3
Summary of Investments	9
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	17
Additional Information	31
Fund Information	32

2

Destra International & Event-Driven Credit Fund
Schedule of Investments
As of March 31, 2019 (unaudited)

Shares or Principal Amount		Value
	Asset-Backed Securities – 4.3%
	Ireland – 4.3%
500,000	Crosthwaite Park CLO DAC, Class C, (Series 1A), 4.25% (3-Month EUR Libor+425 basis points), 4.25% Floor, 03/15/2032(1)(2)	$561,419
500,000	Penta CLO 5 DAC, Class DE, (Series 2018-5X), 3.60% (3-Month EUR Libor+360 basis points), 3.60% Floor, 10/20/2032(1)(2)	564,225
500,000	Providus CLO II DAC, Class D, (Series 2X), 3.45% (3-Month EUR Libor+345 basis points), 3.45% Floor, 07/15/2031(1)(2)	554,402
500,000	Rockford Tower Europe CLO 2018-1 DAC, Class CE, (Series 2018-1X), 2.47% (3-Month EUR Libor+247 basis points), 2.47% Floor, 12/20/2031(1)(2)	554,288
		2,234,334

	Total Asset-Backed Securities
	(Cost $2,243,589)	2,234,334

	Bank Loans – 12.1%
	Canada – 0.7%
360,750	Bausch Health Americas Inc, 5.51% (3-Month USD Libor+300 basis points), 06/01/2025(1)	358,851

	Finland – 1.1%
530,000	Nordic Packaging & Container Finland Holdings Oy, 5.00% (3-Month EUR Libor+500 basis points), 11/04/2023(1)	589,153

	France – 0.6%
309,225	Altice France SA, 6.51% (3-Month USD Libor+400 basis points), 08/14/2026(1)	297,242

	Luxembourg – 1.2%
530,000	CCP Lux Holding Sarl, 8.75% (3-Month EUR Libor+775 basis points), 08/08/2025(1)	598,080

	Sweden – 0.4%
180,000	Verisure Holding AB, 3.50% (3-Month EUR Libor+350 basis points), 10/21/2022(1)	201,512

	United States – 8.1%
1,040,860	Avolon TLB Borrower 1 U.S. LLC, 4.49% (3-Month USD Libor+200 basis points), 01/15/2025(1)(3)	1,033,933
Shares or Principal Amount		Value
	Bank Loans (continued)
	UNITED STATES (continued)
295,000	California Resources Corp., 7.24% (3-Month USD Libor+475 basis points), 12/31/2022(1)	$291,037
398,496	CenturyLink, Inc., 5.27% (3-Month USD Libor+275 basis points), 01/31/2025(1)	391,524
398,990	Dell International LLC, 4.50% (3-Month USD Libor+200 basis points), 09/07/2023(1)	394,968
500,000	Fieldwood Energy LLC, 9.75% (3-Month USD Libor+725 basis points), 04/11/2023(1)	427,500
995,083	First Data Corp., 4.49% (3-Month USD Libor+200 basis points), 07/10/2022(1)	993,745
400,000	Prime Security Services Borrower LLC, 5.24% (3-Month USD Libor+275 basis points), 05/02/2022(1)(3)	396,502
264,000	WMG Acquisition Corp., 4.62% (3-Month USD Libor+213 basis points), 11/01/2023(1)	258,968
		4,188,177

	Total Bank Loans
	(Cost $6,344,199)	6,233,015

	Common Stocks – 0.1%
	Marshall Islands – 0.1%
3,075	Scorpio Tankers, Inc.	61,012

	Total Common Stocks
	(Cost $61,907)	61,012

	Corporate Debt Securities – 22.5%
	Austria – 1.0%
241,000	Eldorado Intl. Finance GmbH, 8.63%, 06/16/2021(2)	252,209
200,000	Erste Group Bank AG, 6.50%(4)(5)	247,790
		499,999

	Bermuda – 0.9%
500,000	Golar LNG, Ltd., 2.75%, 02/15/2022	478,312

	Canada – 0.6%
30,467	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 07/15/2026(2)	30,736
300,000	Enbridge, Inc., Class 16-A, 6.00%, 01/15/2077(4)(6)	298,192
		328,928

See accompanying Notes to Financial Statements.

3

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

Shares or Principal Amount		Value
	CORPORATE DEBT SECURITIES (continued)
	Cayman Islands – 3.5%
600,000	China Overseas Finance Investment Cayman V, Ltd., 0.00%, 01/05/2023(7)	$658,500
500,000	Ctrip.com International, Ltd., 1.99%, 07/01/2025	566,886
500,000	Huazhu Group, Ltd., 0.38%, 11/01/2022	575,873
		1,801,259

	Egypt – 0.4%
200,000	Egypt Government International Bond, 7.60%, 03/01/2029	205,793

	France – 0.9%
200,000	Altice France SA, 7.38%, 05/01/2026(2)(6)	196,500
300,000	Societe Generale SA, 6.75%(2)(4)(5)(6)	277,031
		473,531

	Luxembourg – 0.8%
413,000	Altice Luxembourg SA, 7.75%, 05/15/2022(2)	414,549

	Netherlands – 1.0%
196,000	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/2025(2)	194,040
300,000	Telefonica Europe BV, 3.88%(4)(5)(6)	324,834
		518,874

	United Kingdom – 3.0%
422,000	Algeco Global Finance 2 PLC, 10.00%, 08/15/2023(2)	424,110
483,000	Ensco PLC, 7.75%, 02/01/2026	409,946
300,000	HSBC Holdings PLC, 6.50%(4)(5)(6)	297,281
400,000	Lloyds Banking Group PLC, 7.50%(4)(5)(6)	406,258
		1,537,595

	United States – 10.4%
630,000	ADT Security Corp., 3.50%, 07/15/2022	609,525
329,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(2)	336,304
446,000	CSC Holdings LLC, 10.88%, 10/15/2025(2)	516,022
224,000	Freedom Mortgage Corp., 8.25%, 04/15/2025(2)	199,920
	Frontier Communications Corp.:
65,000	6.25%, 9/15/2021	50,862
269,000	8.00%, 4/1/2027(2)	278,415
Shares or Principal Amount		Value
	CORPORATE DEBT SECURITIES (continued)
	UNITED STATES (continued)
400,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.50%, 08/15/2021(2)	$413,120
282,000	Laureate Education, Inc., 8.25%, 05/01/2025(2)	307,380
140,000	Manitowoc Co., Inc., 9.00%, 04/01/2026(2)	142,100
	Momentive Performance Materials, Inc.:
115,000	3.88%, 10/24/2021	124,344
725,000	4.69%, 4/24/2022	803,844
75,000	Neon Holdings, Inc., 10.13%, 04/01/2026(2)	76,687
116,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/2027(2)	116,580
115,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 9.38%, 04/01/2027(2)	118,019
375,000	Solera LLC / Solera Finance, Inc., 10.50%, 03/01/2024(2)	408,345
655,000	Tenneco, Inc., 5.00%, 07/15/2024(6)	772,033
131,000	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027(2)	133,784
		5,407,284

	Total Corporate Debt Securities
	(Cost $11,440,402)	11,666,124

	International Debt Securities – 65.5%
	Argentina – 0.5%
270,000	Argentine Republic Government International Bond, 6.88%, 04/22/2021	247,185

	Belarus – 0.5%
240,000	Republic of Belarus International Bond, 7.63%, 06/29/2027	258,473

	Bermuda – 1.0%
500,000	Ship Finance International, Ltd., 5.75%, 10/15/2021	498,834

	Brazil – 0.8%
400,000	Banco do Brasil SA, 9.00%(4)(5)(6)	423,980

	Cayman Islands – 2.9%
370,000	CIFI Holdings Group Co., Ltd., 7.75%, 06/05/2020	379,625
200,000	Cosan Overseas, Ltd., 8.25%(5)(6)	204,500

See accompanying Notes to Financial Statements.

4

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

Shares or Principal Amount		Value
	INTERNATIONAL DEBT SECURITIES (continued)
	CAYMAN ISLANDS (continued)
4,000,000	Harvest International Co., 0.00%, 11/21/2022(7)	$519,111
520,000	Logan Property Holdings Co., Ltd., 6.13%, 04/16/2021	381,270
		1,484,506

	China – 1.9%
3,000,000	China Railway Construction Corp., Ltd., 1.50%, 12/21/2021	447,932
500,000	CRRC Corp., Ltd., 0.00%, 02/05/2021(7)	526,161
		974,093

	Colombia – 1.5%
1,100,000,000	Banco Davivienda SA, 7.50%, 10/24/2022	355,676
400,000	Colombia Telecomunicaciones SA ESP, 8.50%(4)(5)	416,760
		772,436

	Ecuador – 1.3%
	Ecuador Government International Bond:
500,000	7.88%, 1/23/2028	477,375
200,000	8.88%, 10/23/2027	200,750
		678,125

	Egypt – 0.9%
400,000	Egypt Government International Bond, 4.75%, 04/16/2026	443,819

	France – 3.9%
	BNP Paribas SA:
810,000	6.63%(2)(4)(5)(6)	810,506
200,000	7.00%(4)(5)(6)	200,165
	Constantin Investissement 3 SASU:
180,000	5.38%, 4/15/2025	194,532
170,000	5.38%, 4/15/2025	189,455
200,000	Electricite de France SA, 5.38%(4)(5)(6)	245,090
200,000	Orange SA, 5.00%(4)(5)(6)	253,373
100,000	Orano SA, 4.88%, 09/23/2024(6)	122,886
		2,016,007

	Germany – 0.9%
200,000	KME AG, 6.75%, 02/01/2023	211,460
200,000	Unitymedia GmbH, 3.75%, 01/15/2027(6)	236,356
		447,816
Shares or Principal Amount		Value
	INTERNATIONAL DEBT SECURITIES (continued)
	Ghana – 0.5%
260,000	Ghana Government International Bond, 8.13%, 03/26/2032	$259,428

	Greece – 2.1%
	Hellenic Republic Government Bond:
425,000	3.88%, 3/12/2029(2)	482,940
110,000	3.90%, 1/30/2033(6)	120,670
230,000	4.00%, 1/30/2037(6)	245,559
230,000	4.20%, 1/30/2042(6)	245,043
		1,094,212

	Ireland – 0.5%
200,000	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/2024(6)	262,868

	Italy – 6.6%
197,000	Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/2028(4)	130,286
360,000	Enel SpA, 3.38%, 11/24/2081(4)(6)	395,420
	Intesa Sanpaolo SpA:
800,000	6.25%(4)(5)(6)	882,461
247,000	7.75%(4)(5)	301,109
100,000	Moby SpA, 7.75%, 02/15/2023	46,682
300,000	Officine Maccaferri-SpA, 5.75%, 06/01/2021	304,523
300,000	Saxa Gres SpA, 7.00%, 07/10/2023(8)(9)	336,852
600,000	UniCredit SpA, 6.63%(4)(5)(6)	656,603
360,000	Wind Tre SpA, 3.13%, 01/20/2025(6)	382,330
		3,436,266

	Jersey – 0.4%
200,000	AA Bond Co., Ltd., 5.50%, 07/31/2043(6)	231,789

	Jordan – 0.8%
400,000	Jordan Government International Bond, 5.75%, 01/31/2027	392,864

	Kenya – 1.0%
	Kenya Government International Bond:
250,000	6.88%, 6/24/2024	257,252
250,000	8.25%, 2/28/2048	253,908
		511,160

See accompanying Notes to Financial Statements.

5

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

Shares or Principal Amount		Value
	INTERNATIONAL DEBT SECURITIES (continued)
	Luxembourg – 3.7%
100,000	Amigo Luxembourg SA, 7.63%, 01/15/2024(6)	$129,835
404,000	Avation Capital SA, 6.50%, 05/15/2021(2)	405,515
200,000	LSF10 Wolverine Investments SCA, 5.00%, 03/15/2024(6)	226,964
230,000	Picard Bondco SA, 5.50%, 11/30/2024	243,236
320,000	Rossini Sarl, 6.75%, 10/30/2025(6)	381,151
1,400,000	Swiss Insured Brazil Power Finance Sarl, 9.85%, 07/16/2032	377,727
100,000	Telecom Italia Finance SA, 7.75%, 01/24/2033(6)	145,625
		1,910,053

	Malaysia – 0.7%
1,600,000	Malaysia Government Bond, 3.73%, 06/15/2028	389,501

	Mexico – 0.8%
8,800,000	America Movil SAB de C.V., 8.46%, 12/18/2036(6)	397,025

	Netherlands – 6.6%
600,000	ABN AMRO Bank, 4.75%(4)(5)(6)	649,029
800,000	Cooperatieve Rabobank UA, 4.63%(4)(5)(6)	913,990
508,000	EA Partners II BV, 6.75%, 06/01/2021(10)	265,928
169,000	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 5.38%, 05/01/2023	187,862
400,000	IPD 3 BV, 4.50%, 07/15/2022(6)	464,054
370,000	Petrobras Global Finance BV, 6.90%, 03/19/2049	366,818
380,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/2024(6)	373,849
175,000	UPC Holding BV, 3.88%, 06/15/2029	200,314
		3,421,844

	Nigeria – 1.0%
500,000	Nigeria Government International Bond, 7.88%, 02/16/2032	520,901

	North Macedonia – 0.5%
200,000	North Macedonia Government International Bond, 5.63%, 07/26/2023	259,819
Shares or Principal Amount		Value
	INTERNATIONAL DEBT SECURITIES (continued)
	Peru – 0.7%
1,200,000	Peru Government Bond, 5.94%, 02/12/2029(2)	$380,952

	Poland – 0.7%
1,400,000	Republic of Poland Government Bond, 2.75%, 04/25/2028	365,620

	Portugal – 1.0%
400,000	Caixa Geral de Depositos SA, 10.75%(4)(5)(6)	517,471

	South Africa – 0.7%
5,700,000	Republic of South Africa Government Bond, 8.75%, 02/28/2048	356,989

	Spain – 3.5%
200,000	Autonomous Community of Catalonia, 4.22%, 04/26/2035(6)	243,619
	Bankia SA:
400,000	6.00%(4)(5)(6)	440,469
400,000	6.38%(4)(5)(6)	440,720
	CaixaBank SA:
200,000	5.25%(4)(5)(6)	197,136
400,000	6.75%(4)(5)(6)	467,628
		1,789,572

	Sri Lanka – 0.7%
400,000	Sri Lanka Government International Bond, 6.20%, 05/11/2027	384,906

	Sweden – 0.8%
300,000	Fastighets AB Balder, 3.00%, 03/07/2078(4)(6)	332,523
100,000	Intrum AB, 3.13%, 07/15/2024(6)	109,660
		442,183

	Switzerland – 2.7%
	Credit Suisse Group AG:
600,000	7.25%(4)(5)(6)	603,135
800,000	7.50%(4)(5)(6)	823,468
		1,426,603

	Tunisia – 0.8%
400,000	Banque Centrale de Tunisie International Bond, 5.63%, 02/17/2024	415,872

See accompanying Notes to Financial Statements.

6

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

Shares or Principal Amount		Value
	INTERNATIONAL DEBT SECURITIES (continued)
	Turkey – 1.1%
2,424,000	Turkey Government Bond, 11.00%, 02/24/2027	$292,617
260,000	Turkiye Vakiflar Bankasi TAO, 2.38%, 05/04/2021	282,627
		575,244

	United Kingdom – 10.2%
500,000	Algeco Global Finance PLC, 6.50%, 02/15/2023(6)	586,278
570,000	Barclays PLC, 8.00%(4)(5)(6)	583,537
324,000	Boparan Finance PLC, 5.50%, 07/15/2021	291,690
300,000	BP Capital Markets PLC, 1.00%, 04/28/2023	512,647
	Debenhams PLC:
515,000	5.25%, 7/15/2021	276,936
211,075	12.85%, 6/28/2019(7)(8)	269,551
130,000	EI Group PLC, 6.00%, 10/06/2023(6)	181,362
3,150,000	House of Fraser Funding PLC, 6.65%, 09/15/2020(10)	143,667
200,000	Jerrold Finco PLC, 6.13%, 01/15/2024(6)	262,650
250,000	KCA Deutag UK Finance PLC, 9.88%, 04/01/2022(2)	216,250
400,000	Liquid Telecommunications Financing PLC, 8.50%, 07/13/2022(6)	412,808
500,000	Lloyds Banking Group PLC, 6.38%(4)(5)(6)	578,600
100,000	Miller Homes Group Holdings PLC, 5.50%, 10/15/2024(6)	129,208
260,000	Tullow Oil PLC, 6.25%, 04/15/2022	261,885
360,000	Voyage Care BondCo PLC, 5.88%, 05/01/2023	451,208
100,000	William Hill PLC, 4.88%, 09/07/2023(6)	134,169
		5,292,446

	Vietnam – 0.9%
500,000	No Va Land Investment Group Corp., 5.50%, 04/27/2023	457,560
Shares or Principal Amount		Value
	INTERNATIONAL DEBT SECURITIES (continued)
	Virgin Islands (British) – 0.4%
200,000	Yingde Gases Investment, Ltd., 6.25%, 01/19/2023	$202,136
	Total International Debt Securities
	(Cost $34,239,846)	33,940,558

	International Equities – 0.3%
	Italy – 0.2%
45,000	Italiaonline SpA(11)	116,214

	United Kingdom – 0.1%
40,940	AA PLC	48,547
	Total International Equities
	(Cost $169,891)	164,761

	Private Companies – 0.7%
	United States – 0.7%
271,302	V Global Holdings LLC, Common Shares(8)(9)	374,397
	Total Private Companies
	(Cost $284,867)	374,397

	Short-Term Investments – 12.8%
	United States – 12.8%
6,618,296	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 2.36%(12)	6,618,296
	Total Short-Term Investments
	(Cost $6,618,296)	6,618,296

	Total Investments – 118.3%
	(Cost $61,402,997)	61,292,497
	Liabilities in Excess of Other Assets – (18.3)%	(9,492,567)
	Total Net Assets – 100.0%	$51,799,930

1     Floating rate security. Rate as of March 31, 2019 is disclosed.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3     When-issued security that has not yet settled as of March 31, 2019. Rate is not in effect at March 31, 2019.

4     Variable rate security. Rate as of March 31, 2019 is disclosed.

5     Security is perpetual in nature with no stated maturity date.

6     All or a portion of this security is segregated as collateral as of March 31, 2019.

7     Convertible security.

8     Fair valued under direction of the Board of Trustees (see Note 2).

9     Illiquid and restricted (see Note 2).

10   Security is in default.

11   Non-income producing security.

12   The rate is the annualized seven-day yield as of March 31, 2019.

See accompanying Notes to Financial Statements.

7

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2019 (unaudited)

At March 31, 2019, the Destra International & Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy	Sell		Value	Unrealized Appreciation
June 27, 2019	Australia and New Zealand Banking	U.S. Dollar	Chinese Yuan Renminbi	$457,936	CNH	3,078,000	$457,709	$227
June 27, 2019	Australia and New Zealand Banking	U.S. Dollar	Euro Currency	$4,769,010	EUR	4,189,862	4,736,234	32,776
June 27, 2019	Brown Brothers Harriman	U.S. Dollar	Hong Kong Dollar	$501,624	HKD	3,926,000	501,459	165
June 27, 2019	Brown Brothers Harriman	U.S. Dollar	Pound Sterling	$55,200	GBP	42,000	54,951	249
June 27, 2019	JP Morgan	U.S. Dollar	Pound Sterling	$1,933,565	GBP	1,461,000	1,911,503	22,062
June 27, 2019	Royal Bank of Scotland	U.S. Dollar	Euro Currency	$16,997,138	EUR	14,921,000	16,866,748	130,390
June 27, 2019	Standard Chartered	U.S. Dollar	Pound Sterling	$1,320,274	GBP	999,000	1,307,044	13,230
	Bank
								$199,099

At March 31, 2019, the Destra International & Event-Driven Credit Fund had credit default swap contracts as set forth below:

Credit Default Swap Contracts

Underlying Instrument	Counterparty	Pay Rate / Frequency	Maturity Date	Notional Amount at Value[1]	Premium Paid	Unrealized Loss	Value
Navient Corp Swap[2]	Citibank, N.A.	5.00% / Quarterly	6/20/2024	$210,000	$(12,998)	$(1,634)	$(14,632)

1     The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the contract.

2     The underlying issuer is NAVI CDS USD SR 5Y D14.

See accompanying Notes to Financial Statements.

8

Destra International & Event-Driven Credit Fund
Summary of Investments
As of March 31, 2019 (unaudited)

	Value	% of Net Assets
Asset-Backed Securities
Other ABS	2,234,334	4.3
Total Asset-Backed Securities	2,234,334	4.3
Bank Loans
Commercial Services	598,014	1.1
Computers	394,968	0.8
Entertainment	258,968	0.5
Media	297,242	0.6
Oil & Gas	718,537	1.4
Packaging & Containers	1,187,233	2.3
Pharmaceuticals	358,851	0.7
Software	993,745	1.9
Telecommunications	391,524	0.8
Trucking & Leasing	1,033,933	2.0
Total Bank Loans	6,233,015	12.1
Common Stocks
Transportation	61,012	0.1
Total Common Stocks	61,012	0.1
Corporate Debt Securities
Auto Parts & Equipment	888,614	1.7
Banks	1,726,472	3.3
Chemicals	1,004,875	1.9
Commercial Services	307,380	0.6
Diversified Financial Services	413,120	0.8
Electronics	609,525	1.2
Forest Products & Paper	252,209	0.5
Internet	566,886	1.1
Iron/Steel	30,736	0.1
Lodging	575,873	1.1
Machinery-Diversified	142,100	0.3
Media	1,371,022	2.6
Oil & Gas	409,946	0.8
Oil & Gas Services	470,088	0.9
Real Estate	532,567	1.0
Software	408,345	0.8
Sovereign	205,793	0.4
Storage/Warehousing	424,110	0.8
Telecommunications	654,112	1.3
Textiles	194,040	0.4
Transportation	478,311	0.9
Total Corporate Debt Securities	11,666,124	22.5
International Debt Securities
Airlines	265,928	0.5
Banks	10,674,469	20.6
Building Materials	336,852	0.6
Chemicals	202,136	0.4
Commercial Services	695,844	1.3
Diversified Financial Services	1,512,350	2.9
Electric	763,396	1.5
Engineering & Construction	752,456	1.5

See accompanying Notes to Financial Statements.

9

Destra International & Event-Driven Credit Fund
Summary of Investments (continued)
As of March 31, 2019 (unaudited)

	Value%	of Net Assets
Entertainment	134,169	0.3
Food	739,426	1.4
Healthcare-Services	835,195	1.6
Home Builders	129,208	0.2
Home Furnishings	519,111	1.0
Media	699,538	1.3
Mining	211,460	0.4
Miscellaneous Manufacturing	526,160	1.0
Municipal	243,619	0.5
Oil & Gas	1,141,350	2.2
Oil & Gas Services	216,250	0.4
Pharmaceuticals	754,999	1.5
Real Estate	1,550,978	3.0
Retail	871,516	1.7
Sovereign	6,836,571	13.2
Storage/Warehousing	586,278	1.1
Telecommunications	2,007,921	3.9
Textiles	187,862	0.4
Transportation	545,516	1.1
Total International Debt Securities	33,940,558	65.5
International Equities
Commercial Services	48,547	0.1
Media	116,214	0.2
Total International Equities	164,761	0.3
Private Companies
Chemicals	374,397	0.7
Total Private Companies	374,397	0.7
Short-Term Investments
Money Market Fund	6,618,296	12.8
Total Short-Term Investments	6,618,296	12.8
Total Investments	61,292,497	118.3
Liabilities in Excess of Other Assets	(9,492,567)	(18.3)
Total Net Assets	$51,799,930	100.0%

See accompanying Notes to Financial Statements.

10

Destra International & Event-Driven Credit Fund
Statement of Assets and Liabilities
As of March 31, 2019 (unaudited)

Assets:
Investments at fair value	$61,292,497
Cash	209,716
Deposits held at broker for swap contracts	33,237
Foreign currency, at value	1,193,118	(1)
Unrealized appreciation on forward foreign exchange contracts	199,099
Receivables:
Investments sold	1,547,318
Interest	638,691
Dividends	30,553
Deferred offering costs (See Note 6)	16,502
Prepaid expenses	78,554
Total assets	65,239,285

Liabilities:
Unrealized depreciation on swap contracts	14,632
Credit facility (See Note 10)	10,310,003
Payables:
Investments purchased	2,920,063
Due to adviser (See Note 4)	103,789
Custody fees	29,324
Accounting and administrative fees	25,950
Professional fees	19,946
Transfer agent fees and expenses	7,140
Chief compliance officer fees	4,972
Distribution fees	664
Shareholder servicing fees	664
Accrued other expenses	2,208
Total liabilities	13,439,355
Net assets	$51,799,930

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$51,712,113
Total distributable earnings	87,817
Net assets	$51,799,930

Net assets:
Class I	$48,655,939
Class A*	1,048,700
Class L*	1,047,997
Class T*	1,047,294

Shares outstanding:
Class I	2,001,924
Class A*	43,145
Class L*	43,118
Class T*	43,091

See accompanying Notes to Financial Statements.

11

Destra International & Event-Driven Credit Fund
Statement of Assets and Liabilities (continued)
As of March 31, 2019 (unaudited)

Net Asset Value Per Share
Class I	$24.30
Class A	24.31
Maximum Offering Price Per Share(2)	25.79
Class L	24.31
Maximum Offering Price Per Share(3)	25.39
Class T	24.30
Maximum Offering Price Per Share(4)	25.05

Total investments, at cost	$61,402,997

*      Class A, Class L and Class T inception date is December 21, 2018.

1     Identified cost of cash denominated in foreign currencies is $1,197,957.

2     Incudes a sales charge of 5.75%.

3     Includes a sales charge of 4.25%.

4     Includes a sales charge of 3.00%.

See accompanying Notes to Financial Statements.

12

Destra International & Event-Driven Credit Fund
Statement of Operations
For the six months ended March 31, 2019 (unaudited)

Investment income:
Interest income(1)	$1,110,693
Dividend income	11,313
Total investment income	1,122,006

Expenses:
Management fee (See Note 4)	366,086
Accounting and administrative fees	91,506
Offering costs (See Note 6)	77,008
Professional fees	61,657
Custody fees	59,999
Interest expense	58,192
Transfer agent fees and expenses	24,317
Trustee fees	19,484
Registration fees	15,629
Chief financial officer fees	10,856
Chief compliance officer fees	10,049
Shareholder reporting fees	7,630
Distribution fees Class T (See Note 8)	1,376
Distribution fees Class L (See Note 8)	688
Shareholder servicing fees Class A (See Note 8)	688
Shareholder servicing fees Class L (See Note 8)	688
Shareholder servicing fees Class T (See Note 8)	688
Insurance expense	650
Other expenses	5,929
Total expenses	813,120

Expenses waived and reimbursed from adviser (See Note 5)	(287,280)
Net expenses	525,840
Net investment income	596,166

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(285,326)
Foreign currency transactions	(12,362)
Forward foreign exchange contracts	282,815
Futures contracts	6
Swap contracts	493,070
Total net realized gain	478,203
Net change in unrealized appreciation (depreciation) on:
Investments	298,330
Foreign currency translations	(15,792)
Forward foreign exchange contracts	223,656
Swap contracts	(1,634)
Total net change in unrealized appreciation	504,560
Net realized and unrealized gain	982,763
Net increase in net assets resulting from operations	$1,578,929

1     Net of foreign withholding taxes of $13,066.

See accompanying Notes to Financial Statements.

13

Destra International & Event-Driven Credit Fund
Statements of Changes in Net Assets

	Period Ended March 31, 2019 (Unaudited)(1)	Period Ended September 30, 2018(2)(3)
Increase (decrease) in net assets resulting from operations
Net investment income	$596,166	$245,833
Net realized gain	478,203	91,047
Net change in unrealized appreciation (depreciation)	504,560	(425,805)
Net increase (decrease) in net assets resulting from operations	1,578,929	(88,925)

Distributions to shareholders
Class I	(1,013,585)	(419,581)
Class A	(21,206)	—
Class L	(20,555)	—
Class T	(19,900)	—
Total distributions to shareholders	(1,075,246)	(419,581)

Capital transactions:
Proceeds from shares sold
Class I	22,010,000	25,200,000
Class A	1,000,000	—
Class L	1,000,000	—
Class T	1,000,000	—
Reinvestment of distributions
Class I	1,013,511	419,581
Class A	21,206	—
Class L	20,555	—
Class T	19,900	—
Cost of shares redeemed
Class I	—	—
Class A	—	—
Class L	—	—
Class T	—	—
Net increase in net assets from capital transactions	26,085,172	25,619,581

Total increase in net assets	26,588,855	25,111,075

Net assets
Beginning of period	25,211,075	100,000
End of period	$51,799,930	$25,211,075

Capital share transactions:
Shares sold
Class I	929,863	1,008,087
Class A	42,248	—
Class L	42,248	—
Class T	42,248	—
Shares reinvested
Class I	42,883	17,091
Class A	897	—
Class L	870	—
Class T	843	—

See accompanying Notes to Financial Statements.

14

Destra International & Event-Driven Credit Fund
Statements of Changes in Net Assets (continued)

	Period Ended March 31, 2019 (Unaudited)(1)	Period Ended September 30, 2018(2)(3)
Shares redeemed
Class I	—	—
Class A	—	—
Class L	—	—
Class T	—	—
Net increase from capital share transactions	1,102,100	1,025,178

[1]	Class A, Class L and Class T inception date is December 21, 2018.
[2]	Reflects operations for the period from May 9, 2018 (inception date of Class I) to September 30, 2018. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.
[3]	The Investment Adviser made the initial share purchase of $100,000 on April 20, 2018. The total initial share purchase of $100,000, included 4,000 Class I shares which were purchased at $25.00 per share.

See accompanying Notes to Financial Statements.

15

Destra International & Event-Driven Credit Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated

										Ratios to average net assets(6)
Period ended September 30,	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return(2)(3)	Gross expenses(4)	Net expenses(4)(5)	Net investment income (loss)(5)	Net assets, end of period (in thousands)	Portfolio turnover rate(2)
Class I
2019(7)	$24.50	$0.37	$(0.06)	$0.31	$(0.51)	$—	$(0.51)	$24.30	1.36%	4.20%	2.70%	3.12%	$48,656	99%
2018(8)	25.00	0.24	(0.33)	(0.09)	(0.41)	—	(0.41)	24.50	(0.35)	5.56	2.25	2.50	25,211	30
Class A
2019(9)	23.67	0.17	0.97	1.14	(0.50)	—	(0.50)	24.31	4.89	4.27	2.96	2.59	1,049	99
Class L
2019(9)	23.67	0.15	0.97	1.12	(0.48)	—	(0.48)	24.31	4.82	4.52	3.21	2.34	1,048	99
Class T
2019(9)	23.67	0.13	0.97	1.10	(0.47)	—	(0.47)	24.30	4.71	4.77	3.46	2.09	1,047	99

(1)   Based on average shares outstanding during the period.

(2)   Not annualized for periods less than one year.

(3)  Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(4)   Percentages shown include interest expense. Gross and net expense ratios, respectively, excluding interest expense are as follows:

	Gross Expenses	Net Expenses
Class I
2019(7)	3.90%	2.40%
2018(8)	5.56	2.25
Class A
2019(7)	3.96	2.65
Class L
2019(7)	4.21	2.90
Class T
2019(7)	4.46	3.15

(5)  The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 5).

(6)   Annualized for periods less than one year, with the exception of non-recurring organizational costs.

(7)   For the six months ended March 31, 2019 (Unaudited).

(8)   Reflects operations for the period from May 9, 2018 (inception date of Class I) to September 30, 2018. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(9)   Reflects operations for the period from December 21, 2018 (inception date of Class A, Class L and Class T) to March 31, 2019 (Unaudited).

See accompanying Notes to Financial Statements.

16

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited)

1. Organization

Destra International & Event-Driven Credit Fund (the “Fund”) was established as a Delaware statutory trust on November 13, 2017. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Fund currently offers four classes of Shares, Classes I, A, L, and T. All classes of Shares have equal rights and voting privileges, except in matters affecting a single class. The Fund has adopted a fundamental policy to make quarterly repurchase offers (“Repurchase Offers”) between 5% and 25% of the Fund’s outstanding Shares. The Fund’s inception date is May 9, 2018 (Class I Shares). The Fund’s commencement of investment operations date was on the business day following the inception date.

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is BlueBay Asset Management LLP (the “Sub-Adviser”), and the Fund’s sub-sub-adviser is BlueBay Asset Management USA LLC (the “Sub-Sub-Adviser,”) (the Sub-Adviser, Sub-Sub-Adviser and together with the Adviser, are referred to herein as the “Advisers”). The Sub-Adviser and Sub-Sub-Adviser are wholly-owned subsidiaries of Royal Bank of Canada (“RBC”).

The Fund’s investment objective is to provide attractive total returns, consisting of income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets (including borrowings for investment purposes) in credit related instruments and/or investments that have similar economic characteristics as credit related instruments that are considered by the Fund to have the potential to provide a high level of total return. Credit related instruments include bonds, debt securities and loans issued by various U.S. and non-U.S. public- or private-sector entities, including issuers in emerging markets, derivatives and cash equivalents. There is no limit on the credit quality, duration or maturity of any investment in the Fund’s portfolio. Under normal market conditions, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers.

The Fund will allocate its assets between two strategies: (i) Multi-Strategy International Credit and (ii) Event-Driven Credit. The Fund’s allocation to the strategies will vary from time to time, when the Advisers deem such variances appropriate from a portfolio management standpoint. The allocation to Multi-Strategy International Credit is expected to be between 0% and 100% of Fund total assets. Due to the episodic nature of Event-Driven Credit opportunities, the Fund will have a varying degree of exposure to the strategy, but during normal market conditions such exposure will be significant and is expected to be up to 50% of Fund total assets.

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

2. Significant Accounting Policies

(a) Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of assets and liabilities. Actual results could differ from those estimates.

(b) Investment Income, Expenses and Distributions

Investment income, expenses other than class specific expenses and realized and unrealized gains and losses are allocated daily to each class of Shares based upon the proportion of the NAV of each class of Shares at the beginning of each day. Investment transactions are recorded on a trade-date basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund distributes net investment income, if any, quarterly and net realized gains (net of any capital loss carryovers) annually. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign interest have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c) Investment Valuation

The Adviser determines the values of the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (the “Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily

17

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

In determining net asset value, portfolio instruments generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations. Exchange-traded instruments generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Fund’s Sub-Adviser. Non-U.S. securities and currency are valued in U.S. dollars based on non-U.S. currency exchange rate quotations supplied by an independent quotation service.

For non-U.S. traded securities whose principal local markets close before the close of the NYSE, the Fund may adjust the local closing price based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. The Fund may rely on an independent fair valuation service in making any such fair value determinations. If the Fund holds portfolio instruments that are primarily listed on non-U.S. exchanges, the value of such instruments may change on days when shareholders will not be able to purchase or redeem the Fund’s Shares.

In certain situations, the Adviser, with input from the Sub-Adviser and Sub-Sub-Adviser, may use the fair value of a portfolio instrument if such portfolio instrument is not priced by a pricing service, if the pricing service’s price is deemed unreliable or if events occur after the close of a securities market (usually a foreign market) and before the Fund values its assets that would materially affect NAV. A portfolio instrument that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because non-U.S. portfolio instruments may trade on days when Fund Shares are not priced, the value of portfolio instruments held by the Fund can change on days when Fund Shares cannot be redeemed. The Adviser expects to use fair value pricing primarily when a portfolio instrument is not priced by a pricing service or a pricing service’s price is deemed unreliable.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular portfolio instrument may be different from the last price determined by the pricing service or the last bid or ask price in the market.

Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates fair value. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Below is a description of factors that may be considered when valuing securities for which no active secondary market exists.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an

18

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

For private company equity interests, various factors may be considered in determining fair value, including but not limited to multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a private company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the private companies, the acquisition price of such investment or industry practices in determining fair value. The Adviser may also consider the size and scope of a private company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/ or the size of the private company relative to comparable firms, as well as such other factors as the Adviser, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.

If the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value.

Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.

Swaps typically will be valued using valuations provided by a third-party pricing service. Such pricing service valuations generally will be based on the present value of fixed and projected floating rate cash flows over the term of the swap contract and, in the case of credit default swaps, generally will be based on credit spread quotations obtained from broker-dealers and expected default recovery rates determined by the third-party pricing service using proprietary models. Future cash flows will be discounted to their present value using swap rates provided by electronic data services or by broker-dealers.

(d) Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of March 31, 2019.

(e) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

19

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

(f) Derivatives

Swap Contracts — The Fund may engage in various swap transactions, including forward rate and interest rate agreements, primarily to manage risk, or as alternatives to direct investments. The Fund may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). The Fund engaged in credit default swaps to protect against credit events and interest rate swaps to hedge currency risks.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2019, the Fund had one outstanding swap contract.

Foreign Exchange Contracts — The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund. All foreign currency exchange contracts are market-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(g) Restricted Securities

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

20

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

Additional information on each illiquid and restricted investment held by the Fund at March 31, 2019 is as follows:

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Net Assets
Saxa Gres SpA	11/28/2018	338,677	336,852	0.65%
V Global Holdings LLC - Common Shares	8/6/2018	284,867	374,397	0.72

(h) Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Foreign Securities Risk — Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

3. Fair Value Measurement

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

21

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,234,334	$—	$2,234,334
Bank Loans
Canada	—	358,851	—	358,851
Finland	—	589,153	—	589,153
France	—	297,242	—	297,242
Luxembourg	—	598,080	—	598,080
Sweden	—	201,512	—	201,512
United States	—	4,188,177	—	4,188,177
Common Stocks	61,012	—	—	61,012
Corporate Debt Securities(1)	—	11,666,124	—	11,666,124
International Debt Securities
Argentina	—	247,185	—	247,185
Belarus	—	258,473	—	258,473
Bermuda	—	498,834	—	498,834
Brazil	—	423,980	—	423,980
Cayman Islands	—	1,484,506	—	1,484,506
China	—	974,093	—	974,093
Colombia	—	772,436	—	772,436
Ecuador	—	678,125	—	678,125
Egypt	—	443,819	—	443,819
France	—	2,016,007	—	2,016,007
Germany	—	447,816	—	447,816
Ghana	—	259,428	—	259,428
Greece	—	1,094,212	—	1,094,212
Ireland	—	262,868	—	262,868
Italy	—	3,099,414	336,852	3,436,266
Jersey	—	231,789	—	231,789
Jordan	—	392,864	—	392,864
Kenya	—	511,160	—	511,160
Luxembourg	—	1,910,053	—	1,910,053
Malaysia	—	389,501	—	389,501
Mexico	—	397,025	—	397,025
Netherlands	—	3,421,844	—	3,421,844
Nigeria	—	520,901	—	520,901
North Macedonia	—	259,819	—	259,819
Peru	—	380,952	—	380,952
Poland	—	365,620	—	365,620
Portugal	—	517,471	—	517,471
South Africa	—	356,989	—	356,989
Spain	—	1,789,572	—	1,789,572
Sri Lanka	—	384,906	—	384,906
Sweden	—	442,183	—	442,183
Switzerland	—	1,426,603	—	1,426,603
Tunisia	—	415,872	—	415,872
Turkey	—	575,244	—	575,244
United Kingdom	—	5,022,895	269,551	5,292,446
Vietnam	—	457,560	—	457,560
Virgin Islands (British)	—	202,136	—	202,136
International Equities(2)	164,761	—	—	164,761
Private Companies(3)	—	—	374,397	374,397
Short-Term Investments	6,618,296	—	—	6,618,296
Total	$6,844,069	$53,467,628	$980,800	$61,292,497

[1]	All sub-categories represent Level 2 evaluation status.
[2]	All sub-categories represent Level 1 evaluation status.
[3]	All sub-categories represent Level 3 evaluation status.

22

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments. The amounts are the net unrealized appreciation/(depreciation) on the investment as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Exchange Contracts	$—	$199,099	$—	$199,099
Swap Agreements	—	(1,634)	—	(1,634)
Total	$—	$197,465	$—	$197,465

For the period ended March 31, 2019, there were no transfers into or out of Level 3.

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of March 31, 2019:

Type of Investment	Balance as of September 30, 2018	Purchase of Investments	Proceeds from Sale of Investments*	Net Realized Gain (Loss) on Investments	Net change in Unrealized Appreciation (Depreciation) on Investments	Balance as of March 31, 2019
International Debt Securities
Italy	$—	$338,677	$—	$—	$(1,825)	$336,852
United Kingdom	—	245,651	—	—	23,900	269,551
Private Companies
United States	339,128	—	—	—	35,269	374,397
Total Investments	$339,128	$584,328	$—	$—	$57,344	$980,800

*	Includes return of capital.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2019:

Type of Investment	Fair Value as of March 31, 2019	Valuation Techniques	Unobservable Inputs	Weighted Average(1)	Range of Inputs	Impact on Valuation From an Increase in Input
International Debt Securities
Debenhams PLC
United Kingdom	$269,551	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Saxa Gres SpA
Italy	336,852	Guideline Public Company Market Approach	EBITDA Valuation Multiples	5.0x	4.0x – 6.0x	Increase
		Guideline Transaction Market Approach	EBITDA Valuation Multiples	5.9x	4.7x – 7.5x	Increase

Private Companies
V Global Holdings LLC
United States	374,397	Discounted Cash Flow	Discount Rate	13.90%	13.00% – 15.00%	Decrease
		Guideline Public Company Market Approach	EBITDA Valuation Multiples	6.50x	6.25x – 6.75x	Increase
		Guideline Transaction Market Approach	EBITDA Valuation Multiples	7.13x	6.75x – 7.5x	Increase
Total Investments	$980,800

[1]	Unobservable inputs for discount rates and EBITDA valuation multiples were weighted equally using the high and low ranges of inputs.

23

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

4. Investment Management

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Under the Investment Management Agreement, the Adviser is entitled to a management fee, calculated and payable quarterly in arrears, at the annual rate of 1.75% of the Fund’s average daily Managed Assets during such period (the “Management Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser will receive a sub-advisory fee (the “Sub-Advisory Fee”, payable by the Adviser out of the Management Fee) at the rates set forth below (on an annualized basis) of the Fund’s average daily Managed Assets:

Managed Assets of the Fund	Sub-Advisory Fee
$1 to $50,000,000	1.75%
Over $50,000,000 to $100,000,000	1.225%
Over $100,000,000 to $150,000,000	1.1375%
Over $150,000,000 to $250,000,000	1.05%
In excess of $250,000,000	0.875%

The Sub-Adviser has entered into an investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) with the Sub-Sub-Adviser. Under the Sub-Sub-Advisory Agreement, the Sub-Sub-Adviser will receive a sub-sub-advisory fee equal to the costs incurred by the Sub-Sub-Adviser in providing advisory services to the Fund plus a margin of 10% of such costs.

5. Expense Limitation

Effective November 19, 2018, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to reimburse and/or pay, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.50% per annum of the Fund’s average daily net assets (the “Expense Limitation”).

Prior to November 19, 2018, the Adviser and the Fund had an expense limitation and reimbursement agreement under which the Adviser had agreed to waive its Management Fee and/or pay, on a quarterly basis, both the “ordinary operating expenses” (as defined below) and the Management Fee of the Fund to the extent that such total expenses exceeded 2.25% per annum of the Fund’s average daily Managed Assets.

In consideration of the Expense Limitation Agreement, the Fund has agreed to repay the Adviser pro rata in the amount of any Fund expense paid or waived by it, subject to the limitations that: (1) the recoupment of expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the recoupment may not be made if it would cause the Fund’s then-current Expense Limitation, if any, and the Expense Limitation that was in effect at the time when the Adviser paid or waived the ordinary operating expenses that are the subject of the repayment, to be exceeded. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” consist of all ordinary expenses of the Fund, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) the Management Fee, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution and/or shareholder service fees, if any, (f) acquired fund fees and expenses, and (g) extraordinary expenses.

The Expense Limitation Agreement will remain in effect until February 13, 2029, and will automatically continue in effect for successive twelve-month periods thereafter. Neither the Board nor the Adviser may terminate the Expense Limitation Agreement during the initial term. After the initial term, either the Board or the Adviser may terminate the Expense Limitation Agreement upon 30 days’ written notice.

Under the terms of the Expenses Limitation Agreement, any such contractual reductions made by the Adviser in its payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser for a period of three fiscal years following the end of the fiscal year in which such reduction or payment was accrued, except

24

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

for initial organizational expenses which are subject to reimbursement by the Fund to the Adviser for a period of three years from the date on which such expenses were incurred, if so requested by the Adviser, the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.

For the period ended March 31, 2019, the Adviser waived expenses totaling $287,280 that are subject to reimbursement.

As of March 31, 2019, the Adviser’s fees and expenses subject to reimbursement were as follows:

May 10, 2021	September 30, 2021
$ 101,826	$ 343,089

6. Offering Costs

The Fund’s offering costs of $153,573 represent the total amount incurred in connection with the offering and initial registration and is being amortized on a straight-line basis over the first twelve months of the Fund’s operations which began on May 10, 2018, the Fund’s commencement of operations date. As of March 31, 2019, $16,502 of offering costs remains as an unamortized deferred asset, while $137,071 has been expensed subject to the Fund’s Expense Limitation Agreement (see Note 5).

7. Capital Stock

The Fund engages in a continuous offering of Shares under Rule 415 under the Securities Act of 1933, as amended. The Fund has registered a total of 5,040,000 million Shares and is authorized as a Delaware statutory trust to issue an unlimited number of Shares in all classes, with a par value of $0.001. The Fund is offering to sell, through its distributor, Destra Capital Investments LLC (the “Distributor”) its Shares at the then-current NAV per Share. In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders. The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use its best efforts to solicit orders for the sale of the Shares. The minimum initial investment (waived in certain circumstances) for Class I, A, L, and T Shares is $100,000, $2,500, $2,500, and $2,500 respectively. There is no minimum for subsequent investments. All Share purchases are subject to approval of the Adviser. The minimum investment requirement may be waived in the Fund’s sole discretion. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.

The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time, if ever. No secondary market is expected to develop for the Fund’s Shares; liquidity for the Shares will be provided only through quarterly Repurchase Offers for no less than 5% and no more than 25% of the Fund’s outstanding Shares pursuant to Rule 23c-3 of the 1940 Act, and there is no guarantee that an investor will be able to sell all the Shares that the investor desires to sell in the Repurchase Offer. If shareholders tender more than the Repurchase Offer amount for any given Repurchase Offer, the Fund may repurchase up to an additional 2% of the outstanding Shares. If Fund shareholders tender more shares than the Fund decides to repurchase, the Fund will repurchase the Shares on a pro rata basis, subject to limited exceptions. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. Investing in the Fund’s Shares may be speculative and involves a high degree of risk, including the risks associated with leverage.

During the period ended March 31, 2019, the Fund had two Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
December 19, 2018	5%	N/A1	N/A1
March 18, 2019	5%	N/A2	N/A2

[1]	The repurchase request deadline was January 22, 2019. There were no shares repurchased during the period ended December 31, 2018.
[2]	The repurchase request deadline is April 22, 2019. There were no shares repurchased during the period ended March 31, 2019.

8. Distribution and Shareholder Servicing Plans

Class L and Class T Shares have adopted a distribution plan (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 0.50%

25

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

of the average daily net assets of Class L and Class T Shares, respectively. Payments are made to the Distributor, who may make ongoing payments to financial intermediaries based on the value of Shares held by such intermediaries’ customers.

Class A, Class L and Class T Shares have adopted a shareholder servicing plan (the “Servicing Plan”) under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of customers who own Class A, Class L or Class T Shares of the Fund. The Servicing Plan, permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A, Class L and Class T Shares, respectively.

9. Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities and short-term obligations, for the period ended March 31, 2019, were $68,513,378 and $34,880,293, respectively.

10. Revolving Credit Facility

On August 13, 2018, the Fund entered into a secured, revolving line of credit facility with BNP Paribas (the “Credit Facility”). The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $500,000,000 or one-third of the value of its total assets. The interest rate on borrowings from the Credit Facility is equal to 3-month LIBOR plus 0.90%. During the period ended March 31, 2019, the average principal balance and weighted average interest rate was approximately $3,859,985 and 3.59%, respectively. At March 31, 2019, the principal balance outstanding was $10,310,003 at an interest rate of 3.50%.

11. Asset Coverage

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

The following table summarizes the Fund’s asset coverage with respect to senior securities as of September 30, 2018, and as of March 31, 2019:

	March 31, 2019	September 30, 2018
Senior securities, end of period (000’s)	$10,310	$—
Asset coverage, per $1,000 of senior security principal amount(1)	6,024	—
Asset coverage ratio of senior securities(1)	602%	—%

[1]	Represents value of total assets less all liabilities not represented by senior securities at the end of the period divided by senior securities outstanding at the end of the period.

12. Other Derivative Information

The following is a summary of the average quarterly notional value of derivatives as of March 31, 2019, as well as the notional value outstanding as of March 31, 2019:

	Average Quarterly Notional Values	Notional Value Outstanding as of March 31, 2019
Forward foreign exchange contracts purchased long	$899,474	$—
Forward foreign exchange contracts sold short	19,126,540	26,034,747
Credit default swap contracts	4,627,500	210,000
Interest rate futures contracts	—	—

26

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

The effects of these derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations, and are presented in the table below. The values of derivative instruments as of March 31, 2019 by risk category are as follows:

		Statement of Operations
Financial Instrument Type/Risk Category	Statement of Assets and Liabilities Amount	Realized Gain	Net Change in Unrealized Appreciation (Depreciation)
Forward foreign exchange contracts:
Unrealized appreciation on forward foreign exchange contracts	$199,099
Unrealized depreciation on forward foreign exchange contracts	—
Net	$199,099	$282,815	$223,656
Credit risk:
Premiums received on credit default swap contracts	$(12,998)
Unrealized depreciation on credit default swap contracts	(1,634)
Net	$(14,632)	$493,070	$(1,634)
Interest rate risk:
Interest rate futures contracts	—	$6	—
Net	$—	$6	$—

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of March 31, 2019, no master netting arrangements exist related to the Fund. The Fund’s SAL presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets	Derivative Liabilities		Collateral Pledged
Counterparty	Forward Foreign Exchange Contracts	Credit Default Swap Contracts	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
Citibank, N.A.	$—	$(1,634)	$(1,634)	$—	$1,634	$—
Australia and New Zealand Banking	33,003	—	33,003	—	—	33,003
Brown Brothers Harriman	414	—	414	—	—	414
JP Morgan	22,062	—	22,062	—	—	22,062
Royal Bank of Scotland	130,390	—	130,390	—	—	130,390
Standard Chartered Bank	13,230	—	13,230	—	—	13,230

13. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

27

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Fund has no examination in progress during the period ended March 31, 2019. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the period ended March 31, 2019. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, unrealized foreign capital gains tax and foreign currency.

At September 30, 2018, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$24,771,240
Gross unrealized appreciation	$157,028
Gross unrealized depreciation	(565,858)
Net unrealized depreciation	$(408,830)

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the period ended September 30, 2018, permanent differences in book and tax accounting resulting from non-deductible start-up costs have been reclassified as follows:

Capital	Total distributable earnings
$ (92,640)	$ 92,640

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$198,695
Undistributed long-term capital gains	—
Tax Accumulated earnings	198,695
Accumulated capital and other losses	(213,313)
Unrealized appreciation on foreign currency translations	7,582
Unrealized depreciation on investments	(408,830)
Total accumulated deficit	$(415,866)

The tax character of distributions paid during the period May 9, 2018 (inception date) through September 30, 2018 was as follows:

2018
Distributions paid from:
Ordinary income	$419,581
Net long term capital gains	—
Total distributions paid	$419,581

At September 30, 2018, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$213,313
Long-term	—
Total	$213,313

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

28

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

14. Offering Price Per Share

A maximum front-end sales load of 5.75% for Class A shares, 4.25% for Class L and 3.00% for Class T Shares is imposed on purchases. Class I shares are not subject to a sales load.

15. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of March 31, 2019, RBC owned 99% of the Fund.

16. Trustees

Effective April 1, 2019, the Destra Fund Complex will pay each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for his services in this capacity. The Destra Fund Complex consists of the Fund, the Destra Multi-Alternative Fund, Destra Wolverine Dynamic Asset Fund and the Destra Flaherty & Crumrine Preferred and Income Fund, both a series of the Destra Investment Trust, and the Destra Exchange-Traded Fund Trust, of which there is currently no active series. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year.

Prior to April 1, 2019, each Independent Trustee of the Fund receives an annual retainer of $9,000 and the Fund’s Chairman of the Board receives an annual retainer of $12,000. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

17. Other Service Providers

UMB Financial Services serves as the Fund’s Administrator, Accounting Agent and Transfer Agent. The Bank of New York Mellon serves as the Custodian for the Fund.

18. Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Asset-Backed Securities Risk — Asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements.

Credit and Counterparty Risk — Credit Risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it will invest in below investment grade securities.

Interest Rate Risk — If interest rates increase, the value of the Fund’s investments generally will decline. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Loans Risk — Senior loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Shares. The liquidation value of any collateral securing a senior loan may not satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments. In addition to risks similar to those of senior loans, subordinated loans do not have the first priority lien on underlying collateral of the loan and any claims will be subordinated to those lienholders with a higher claim.

Non-Diversified Risk — Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

29

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2019 (Unaudited) (continued)

Non-U.S. Securities Risk — The Fund’s investments in non-U.S. securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory events. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

19. Recently Issued Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Effective September 30, 2018, management has evaluated the impact of applying this provision and determined that the early adoption of this ASU does not have a material impact on the financial statements.

20. Subsequent Events

The Fund has evaluated the events and transactions through the date the financial statements were issued and has identified the following events for disclosure in the Fund’s subsequent events:

On April 22, 2019, the Fund completed a quarterly Repurchase Offer (See Note 7). No shares were repurchased.

30

Destra International & Event-Driven Credit Fund
Additional Information
March 31, 2019 (Unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting — Policies and procedures that the Fund uses to determine how to vote proxies as well as information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 844-9DESTRA (933-7872), or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

31

Destra International & Event-Driven Credit Fund
Fund Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Chicago, IL
Jeffery S. Murphy
Nicholas Dalmaso*	Derek Mullins	Sub-Adviser
	Chief Financial Officer and Treasurer	BlueBay Asset Management LLP London, United Kingdom

Jane Hong Shissler
	Chief Compliance Officer and Secretary	Sub-Sub-Adviser BlueBay Asset Management USA LLC Stamford, CT
* “Interested Person” of the Fund, as
defined in the Investment Company Act
of 1940, as amended.		Distributor
Destra Capital Investments LLC
Chicago, IL

Administrator, Accounting Agent,
and Transfer Agent
UMB Fund Services Inc.
Milwaukee, WI

Custodian
Bank of New York Mellon
New York, NY

Legal Counsel
Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd
Chicago, IL

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of the Fund?

• If your shares are held in a Brokerage Account, contact your respective Broker.

32

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a), Section 302 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b), Section 906 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra International & Event-Driven Credit Fund

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/10/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/10/2019

By (Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	6/10/2019